SHORT-TERM INVESTMENT	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
SHORT-TERM INVESTMENT [Text Block]

23. SHORT-TERM INVESTMENT

On September 26, 2017 the Corporation settled the interest bearing, unsecured discount bearer deposit note purchased in the prior year and issued by Royal Bank of Canada with a term of 360 days maturing on October 20, 2017. The Corporation settled the deposit note for $10,160, which included $127 of interest earned on the note.